Condensed Consolidated Interim Statements of Changes in Shareholders' Equity (Unaudited) - CAD ($)	Issued capital [member]	Reserve of share-based payments [member]	Retained earnings [member]	Reserve of gains and losses from investments in equity instruments [member]	Reserve of exchange differences on translation [member]	Total
Balance at Dec. 31, 2021	$ 81,038,365	$ 6,406,117	$ (52,322,182)	$ (332,640)	$ 136,579	$ 34,926,239
Balance, shares at Dec. 31, 2021	33,168,946
IfrsStatementLineItems [Line Items]
Shares issued for exercise of stock options	$ 51,875	(25,000)				26,875
Shares issued for exercise of stock options, shares	12,500
Shares issued for exercise of warrants	$ 74,227					74,227
Shares issued for exercise of warrants, shares	16,538
Shares issued for the exercise of RSUs	$ 65,912	(65,912)
Shares issued for the exercise of RSUs, shares	11,666
Share issue costs	$ (5,122)					(5,122)
Share-based payments		873,504				873,504
Net loss			(5,729,020)			(5,729,020)
Change in fair value of equity investments at FVOCI				(60,724)		(60,724)
Translation of foreign operations					137,574	137,574
Balance at Jun. 30, 2022	$ 81,225,257	7,188,709	(58,051,202)	(393,364)	274,153	30,243,553
Balance, shares at Jun. 30, 2022	33,209,650
Balance at Dec. 31, 2021	$ 81,038,365	6,406,117	(52,322,182)	(332,640)	136,579	34,926,239
Balance, shares at Dec. 31, 2021	33,168,946
IfrsStatementLineItems [Line Items]
Shares issued for exercise of warrants						82,048
Balance at Dec. 31, 2022	$ 83,600,089	7,264,340	(79,976,546)	(431,123)	584,121	11,040,881
Balance, shares at Dec. 31, 2022	34,270,579
Balance at Jun. 30, 2022	$ 81,225,257	7,188,709	(58,051,202)	(393,364)	274,153	30,243,553
Balance, shares at Jun. 30, 2022	33,209,650
IfrsStatementLineItems [Line Items]
Shares issued for exercise of warrants	$ 12,943					12,943
Shares issued for the exercise of RSUs	$ 2,361,889	(2,361,889)
Shares issued for the exercise of RSUs, shares	1,060,929
Share-based payments		2,437,520				2,437,520
Net loss			(21,925,344)			(21,925,344)
Change in fair value of equity investments at FVOCI				(37,759)		(37,759)
Translation of foreign operations					309,968	309,968
Balance at Dec. 31, 2022	$ 83,600,089	7,264,340	(79,976,546)	(431,123)	584,121	11,040,881
Balance, shares at Dec. 31, 2022	34,270,579
IfrsStatementLineItems [Line Items]
Shares issued for the exercise of RSUs	$ 545,677	(545,677)
Shares issued for the exercise of RSUs, shares	418,654
Share issue costs	$ (1,707,128)					(1,707,128)
Share-based payments		1,019,478				1,019,478
Net loss			(13,976,590)			(13,976,590)
Change in fair value of equity investments at FVOCI				96,960		96,960
Translation of foreign operations					(108,177)	(108,177)
Shares issued for financing – ATM (“At – the – market”)	$ 1,748,946					1,748,946
Shares issued for financing - ATM ("At - the - market"), shares	650,729
Share issue costs	$ (222,136)					(222,136)
Shares issued for financing	$ 10,856,166					10,856,166
Shares issued for financing, shares	8,000,000
Balance at Jun. 30, 2023	$ 94,821,614	$ 7,738,141	$ (93,953,136)	$ (334,163)	$ 475,944	$ 8,748,400
Balance, shares at Jun. 30, 2023	43,339,962